SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENT Common Share Issuance On January 31, 2018, the Company issued 3.4 million common shares to TransCanada for proceeds of $192 million.